Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expenses)

Other income (expenses), net by nature consisted of the following

	For the years ended December 31,
Nature	2024	2023	2022
Loss of Loop Dispute (see Note 14 for more details)	$(14,677)	$-	$-
Contingent liabilities for litigation (see Note 14 for more details)	(7,466)	-	-
Penalty due to breach of contracts	(543)	-	-
Transfer-out of input tax	(158)	-	-
Loss of Jinghong Dispute (see Note 14 for more details of Jinghong Dispute)	-	(22,971)	-
Write-off / settlement of long-outstanding receivables and payables	-	(1,418)	386
Individual income tax surcharge due to delayed payroll payments	-	(494)	(1,498)
Gains (expenses) incurred resulting from discrepancies in the enforcement payments	(135)	4,679	1,394
Individual income tax refund	121	-	-
Government subsidies	27	1,590	-
Gain from dissolution of a subsidiary (see Note 18 for more details)	-	90	-
Others	(9)	42	(15)
Total	$(22,840)	$(18,482)	$267